Stockholders’ equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Class of stock, reduction of nominal value	shareholders approved, at WISeKey’s Annual General Meeting of Shareholders (AGM), the Board of Directors’ proposals to proceed with a reduction of the nominal value of: (i) each WIHN Class B Share with a nominal value of CHF 2.50 by an amount of CHF 2.40 to CHF 0.10; and (ii) each WIHN Class A Share with a nominal value of CHF 0.25 by an amount of CHF 0.24 to CHF 0.01, and an allocation of the aggregate nominal value reduction amount of CHF 8,461,555.20 to the Company's statutory capital reserves from capital contribution.
Treasury shares, acquired		300,202
Treasury stock, acquired, average purchase price		$ 2.71
Treasury shares, sold	65,545	187,294
Treasury shares, sold, average sale price	$ 2.97	$ 9.33
Common Stock Class B
Class of Stock [Line Items]
Shares repurchased	8,347
Common stock, par value	$ 0.10	2.50
Common Stock Class A
Class of Stock [Line Items]
Common stock, par value	$ 0.01	$ 0.25